Segment reporting - Consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [abstract]
Goodwill	$ 202,848	$ 205,287	$ 230,210
Other intangible assets	51,822	58,658	62,839
Property, plant and equipment	888,862	917,974	781,606
Inventories	456,970	361,231
Trade and other receivables	172,510	118,435
Cash and cash equivalents	216,647	184,472	196,931
Other	134,158	154,200
Total assets	2,123,817	2,000,257
Equity and liabilities [abstract]
Equity	884,372	937,758	892,042	$ 1,294,973
Provisions	116,357	115,492	$ 101,584
Bank borrowings	141,012	1,003
Obligations under finance leases	66,471	82,633
Debt instruments	352,594	350,270
Other financial liabilities	85,312	137,431
Trade and other payables	267,951	205,832
Other	209,748	169,838
Total equity and liabilities	2,123,817	2,000,257
Eliminations
Assets [abstract]
Trade and other receivables	(1,254,935)	(1,175,756)
Other		(45,212)
Total assets	(1,254,935)	(1,220,968)
Equity and liabilities [abstract]
Trade and other payables	(1,282,176)	(1,176,336)
Other	27,241	(44,632)
Total equity and liabilities	(1,254,935)	(1,220,968)
Electrometallurgy - North America
Assets [abstract]
Goodwill	202,848	205,287
Other intangible assets	22,798	26,724
Property, plant and equipment	467,616	512,003
Inventories	113,673	100,856
Trade and other receivables	267,974	165,006
Cash and cash equivalents	76,791	10,886
Other	15,341	36,554
Total assets	1,167,041	1,057,316
Equity and liabilities [abstract]
Equity	646,851	521,819
Provisions	29,644	28,602
Obligations under finance leases	1,466	1,994
Trade and other payables	414,022	321,710
Other	75,058	183,191
Total equity and liabilities	1,167,041	1,057,316
Electrometallurgy - Europe
Assets [abstract]
Other intangible assets	26,476	20,381
Property, plant and equipment	219,520	167,314
Inventories	288,669	204,240
Trade and other receivables	274,291	260,612
Cash and cash equivalents	110,523	153,967
Other	85,905	92,322
Total assets	1,005,384	898,836
Equity and liabilities [abstract]
Equity	206,781	198,059
Provisions	71,163	56,654
Bank borrowings	6,914
Other financial liabilities	3,841	4,918
Trade and other payables	662,667	584,542
Other	54,018	54,663
Total equity and liabilities	1,005,384	898,836
Electrometallurgy - South Africa
Assets [abstract]
Other intangible assets	1,292	1,505
Property, plant and equipment	56,679	64,331
Inventories	35,944	42,478
Trade and other receivables	50,665	35,330
Cash and cash equivalents	19,483	6,912
Other	8,692	41,008
Total assets	172,755	191,564
Equity and liabilities [abstract]
Equity	58,294	62,933
Provisions	7,889	11,080
Trade and other payables	93,970	95,082
Other	12,602	22,469
Total equity and liabilities	172,755	191,564
Other segments
Assets [abstract]
Other intangible assets	1,256	10,048
Property, plant and equipment	145,047	174,326
Inventories	18,684	13,657
Trade and other receivables	834,515	833,243
Cash and cash equivalents	9,850	12,707
Other	24,220	29,528
Total assets	1,033,572	1,073,509
Equity and liabilities [abstract]
Equity	(27,554)	154,947
Provisions	7,661	19,156
Bank borrowings	134,098	1,003
Obligations under finance leases	65,005	80,639
Debt instruments	352,594	350,270
Other financial liabilities	81,471	132,513
Trade and other payables	379,468	380,834
Other	40,829	(45,853)
Total equity and liabilities	$ 1,033,572	$ 1,073,509